Stock-Based Compensation - Summary of Number of PSUs and RSUs (Detail)	12 Months Ended
Dec. 31, 2016 shares
Number of PSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted	233,710
Units forfeited	(4,820)
Units outstanding - December 31, 2016	228,890
Number of RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Units granted	257,260
Units forfeited	(4,820)
Units outstanding - December 31, 2016	252,440